Consolidated Statements of Comprehensive Income - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Net earnings	$ 1,389	$ 1,852
Other comprehensive loss
Unrealized foreign currency translation losses, net of hedging activities and income tax expense of $3 million and $13 million, respectively	(311)	(660)
Other, net of income tax recovery of $9 million and $5 million, respectively	(27)	(7)
Other comprehensive loss	(338)	(667)
Comprehensive income	1,051	1,185
Comprehensive income attributable to:
Non-controlling interests	79	55
Preference equity shareholders	65	67
Common equity shareholders	907	1,063
Comprehensive income	$ 1,051	$ 1,185